RELATED PARTY TRANSACTIONS (Due to Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Hissage [Member]
Related Party Transaction [Line Items]
Accrued expenses			$ 96
Zhijian [Member]
Related Party Transaction [Line Items]
Cash consideration			817
Xingyun [Member]
Related Party Transaction [Line Items]
Deposit	[1]		$ 6,537
Launcher [Member]
Related Party Transaction [Line Items]
Accounts Payable		$ 39

[1]	In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. For the year ended December 31, 2015, the Group recognized US$1,533 enterprise product revenue from Wangnuo Xingyun.